Accrued expenses and other current liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll	¥ 1,077,834	$ 151,810	¥ 1,030,216
Tax payables	4,553,304	641,319	47,276,768
Payable to suppliers	109,331,440	15,399,011	52,627,693
Payable to external service providers	26,282,851	3,701,862	55,247,794
Payable to funding partner	79,295,374	11,168,520	84,635,053
Business deposits	6,282,315	884,846	7,959,080
Others	73,012,827	10,283,642	46,898,371
Total	¥ 299,835,945	$ 42,231,010	¥ 295,674,975